LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2015	2014
Net loss attributable to the Company	$(18,170,601)	$(7,504,262)	$(29,231,347)
Weighted average outstanding ordinary shares-Basic	40,175,439	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	40,175,439	34,483,100	30,601,209

Loss per share:
Basic	$(0.45)	$(0.22)	$(0.96)
Diluted	$(0.45)	$(0.22)	$(0.96)

Schedule Of Earnings Per Share Basic And Diluted Continuing Operation [Table Text Block]
CONTINUING OPERATIONS	2016	2015	2014
Net loss attributable to the Company	$(18,170,601)	$(9,003,233)	$(24,087,098)
Weighted average outstanding ordinary shares-Basic	40,175,439	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	40,175,439	34,483,100	30,601,209

Loss per share:
Basic	$(0.45)	$(0.26)	$(0.79)
Diluted	$(0.45)	$(0.26)	$(0.79)

Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation [Table Text Block]
DISCONTINUED OPERATIONS	2016	2015	2014
Net income (loss) attributable to the Company	$-	$1,498,971	$(5,144,249)
Weighted average outstanding ordinary shares-Basic	-	34,483,100	30,601,209
Weighted average outstanding ordinary shares-Diluted	-	35,382,895	30,601,209

Loss per share:
Basic	$-	$0.40	$(0.17)
Diluted	$-	$0.40	$(0.17)